Private Placements and Public Offerings	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Private Placements and Public Offerings
Private Placements and Public Offerings

Note 7—Private Placements and Public Offerings

March 2011 Private Placement

On March 18, 2011, the Company closed a private placement whereby it issued 1,456,000 units at a purchase price of $0.75 per unit for gross proceeds of $1,092,000.  Each unit consists of one share of common stock and one share purchase warrant entitling the holder to acquire one share of common stock at a price of $1.00 per share for a period of five years from the closing of the private placement.  The fair value of the warrants, based on their fair value relative to the common stock issued, was $431,981 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 89.68%, and a risk-free interest rate of 2.11%).  The warrants were exercisable as of March 18, 2011 and any unexercised warrants will expire on March 18, 2016.  The Company completed an evaluation of the warrants issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheets as the instrument’s settlement provisions were fixed-for-fixed.

June 2011 Private Placement

On June 24, 2011, the Company closed a private placement whereby it issued an aggregate of 4,000,000 shares of the Company’s common stock at a purchase price of $0.75 per share, and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, to purchase an aggregate of 12,000,000 shares of the Company’s common stock, for proceeds to the Company of $3.0 million (the “June 2011 Private Placement”).  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the warrants in the June Private Placement were approximately $2.79 million.

Pursuant to the terms of the Securities Purchase Agreement, each investor was issued a Series A Warrant, a Series B Warrant and a Series C Warrant, each to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such investor.  The Series A Warrants have an exercise price of $1.20 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and expire on February 21, 2012.  The Series C Warrants have an exercise price of $1.20 per share, vest and are exercisable ratably commencing on the exercise of the Series B Warrants held by each investor and have a term of exercise equal to five years. The Series C Warrants also expire if the Series B Warrants expire unexercised.  On February 21, 2012, the Series B and Series C Warrants expired unexercised.

On June 24, 2011, in connection with the closing of the June 2011 Private Placement, the Company and the Purchasers entered into a registration rights agreement pursuant to which the Company is required to file a registration statement within 30 days following such closing to register the resale of the common stock and the common stock underlying the warrants issued in the June 2011 Private Placement.  The failure on the part of the Company to meet the filing deadlines and other requirements set forth in the registration rights agreement may subject the Company to payment of certain monetary penalties, up to a maximum of 9% of the aggregate proceeds of the June 2011 Private Placement.  As of April 30, 2013 the Company was in compliance with the requirements set forth in the registration rights agreement.

In addition, pursuant to the terms of a placement agent agreement entered into with the lead placement agent on June 1, 2011 and amended on June 21, 2011, the Company agreed to pay the lead placement agent and the co-placement agent fees equal to 6% of the aggregate gross proceeds raised in the private placement of $180,000 and reimbursement to the lead placement agent for certain expenses in the amount of $30,000.  The total cash fees of $210,000 paid to the placement agents were recorded as a period expense as of the closing date.  In connection with the agreement, the Company also issued to the placement agents Series A Warrants to purchase 6% of the aggregate common stock issued in the June 2011 Private Placement, or 240,000 shares of common stock.

Allocation of Proceeds

At the closing date of the June 2011 Private Placement, the estimated fair value of the Series A and Series C Warrants exceeded the proceeds from the June 2011 Private Placement of $3,000,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the common stock and Series B Warrants issued in the financing.

Common Stock

At the closing date of the June 2011 Private Placement, the Company issued 4,000,000 shares of unregistered common stock and recorded the par value of the shares issued of $400 (at par value of $0.0001 per share) with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the common stock.

Derivative Liabilities

The Company accounted for the Series A and C Warrants in accordance with accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock that would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the balance sheet. The Company determined that its Series A and Series C Warrants were ineligible for equity classification as a result of the anti-dilution provisions in the Series A and Series C Warrants that may result in an adjustment to the warrant exercise price.

On the closing date of the June 2011 Private Placement, the derivative liabilities were recorded at an estimated fair value of $3,808,590. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $3,000,000, no net amounts were allocated to the common stock. The $808,590 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the closing date. The Company revalued the derivative liability as of each subsequent balance sheet date, with any changes in the fair value between reporting periods recorded as other income or expense.

On March 28, 2012, the anti-dilution provisions of the Series A Warrants were triggered upon the closing of the Company’s March 2012 registered public offering, which resulted in the reset of the exercise price of the Series A Warrants to the base floor price of $0.50.  The fair value of the derivative liabilities as of March 28, 2012 was $657,604.  The reset of the exercise price to the base floor price caused the anti-dilution provisions to become void as of March 28, 2012 and for future periods.  As a result, on March 28, 2012, the Series A Warrants were reclassified as equity within the Company’s consolidated financial statements, at a fair value of $657,604.

The change in the estimated fair value of the Series A and C Warrants during the three and nine months ended April 30, 2012, resulted in other income of $1,613,329 and $4,192,781, respectively. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price and updates to the assumptions used in the option pricing models.

The derivative liabilities were valued as of March 28, 2012, using a Monte Carlo valuation model with the following assumptions:

March 28, 2012
Closing price per share of common stock	0.22
Exercise price per share	0.50
Expected volatility	125.0%
Risk-free interest rate	1.05%
Dividend yield	—
Floor price	0.50
Remaining expected term of underlying securities (years)	4.24

In addition, as of the valuation date, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models.

March 2012 Public Offering

On March 28, 2012, the Company closed a registered public offering of an aggregate of 31,000,000 shares of the Company’s common stock and warrants to purchase an aggregate of 31,000,000 shares of common stock for gross proceeds to the Company of $7.75 million (the “March 2012 Public Offering”).  On March 23, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for the issuance and sale by the Company of the common stock and warrants in the March 2012 Public Offering.  After deducting for fees and expenses, the aggregate net proceeds from the March 2012 Public Offering were approximately $7.2 million.

Pursuant to the terms of the Securities Purchase Agreement, at the closing each purchaser was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such purchaser in the offering.  The warrants have an exercise price of $0.35 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance of the warrants, or March 28, 2017.

Pursuant to a Placement Agent Agreement dated January 23, 2012 by and between the Company and Rodman & Renshaw, LLC (“Rodman”), as subsequently amended on March 12, 2012 (as amended, the “Placement Agent Agreement”), Rodman agreed to act as the Company’s placement agent in connection with the offering.  Under the Placement Agent Agreement, the Company agreed to pay Rodman a cash fee equal to 6% of the gross proceeds of the offering, as well as a non-accountable expense allowance equal to 1% of the gross proceeds of the offering.  In addition, the Company agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the offering, or warrants to purchase 1,550,000 shares of the Company’s common stock (the “Placement Agent Warrants”).  As permitted under the Placement Agent Agreement, the Company elected to pay 30% of the 5% Placement Agent Warrants directly to Roth Capital Partners, LLC (“Roth”), who acted as financial advisors in the offering, and as a result issued to Rodman a Placement Agent Warrant to purchase 1,085,000 shares of common stock and issued to Roth a Placement Agent Warrant to purchase 465,000 shares of common stock.  The Placement Agent Warrants have substantially the same terms as the warrants issued to the purchasers in the offering, except that such warrants have an exercise price of $0.3125 and shall expire on March 23, 2017.  The fair value of the Placement Agent Warrants was $276,980 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%), and was recorded as an offering cost.  The Placement Agent Warrants and the shares of the Company’s common stock underlying the Placement Agent Warrants have not been registered under the Securities Act of 1933, as amended (the “Securities Act”).

The fair value of the warrants issued in connection with the March 2012 Public Offering to the purchasers, based on their fair value relative to the common stock issued, was $3,206,486 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%).  The Company completed an evaluation of all of the warrants issued in connection with this offering and determined the warrants should be classified as equity within the consolidated balance sheet.

December 2012 Public Offering

On December 17, 2012, the Company closed a registered public offering of an aggregate of 28,800,000 shares of the Company’s common stock and warrants to purchase an aggregate of 14,400,000 shares of common stock for gross proceeds to the Company of $7.2 million (the “December 2012 Public Offering”).  On December 12, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for the issuance and sale by the Company of the common stock and warrants in the December 2012 Public Offering.  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the warrants in the December 2012 Public Offering were approximately $6.7 million.

Pursuant to the terms of the Securities Purchase Agreement, at the closing each purchaser was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 50% of the shares issued to such purchaser in the offering.  The warrants have an exercise price of $0.26 per share, are exercisable immediately upon issuance and have a term of exercise equal to four years from the date of issuance of the warrants, or December 17, 2016.

Pursuant to a Placement Agent Agreement dated November 16, 2012 by and between the Company and Dawson James Securities, Inc. (“Dawson”), Dawson agreed to act as the Company’s placement agent in connection with the offering.  Under the Placement Agent Agreement, the Company agreed to pay Dawson a cash fee equal to 6% of the gross proceeds of the offering, as well as a non-accountable expense allowance equal to 1% of the gross proceeds of the offering.  In addition, the Company agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the offering, or warrants to purchase 1,440,000 shares of the Company’s common stock (the “Placement Agent Warrants”).  As permitted under the Placement Agent Agreement, the Company elected to pay 50% of the 5% Placement Agent Warrants directly to Noble International Investments, Inc. and Burrill LLC (“Noble” and “Burrill”, respectively), who acted as financial advisors in the offering, and as a result issued to Dawson a Placement Agent Warrant to purchase 720,000 shares of common stock, and issued to Noble and Burrill Placement Agent Warrants to purchase 360,000 shares of common stock each.  The Placement Agent Warrants have substantially the same terms as the warrants issued to the purchasers in the offering, except that such warrants have an exercise price of $0.3125 and shall expire on December 11, 2017.  The fair value of the Placement Agent Warrants was $228,240 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 98.09%, and a risk-free interest rate of 0.74%), and was recorded as an offering cost.  The Placement Agent Warrants and the shares of the Company’s common stock underlying the Placement Agent Warrants have not been registered under the Securities Act.

The fair value of the warrants issued in connection with the December 2012 Public Offering to the purchasers, based on their fair value relative to the common stock issued, was $2,151,360 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 96.66%, and a risk-free interest rate of 0.56%).  The Company completed an evaluation of all of the warrants issued in connection with this offering and determined the warrants should be classified as equity within the consolidated balance sheet.

Note 7—Private Placements and Public Offering

March 2011 Private Placement

On March 18, 2011, the Company closed a private placement whereby it issued 1,456,000 units at a purchase price of $0.75 per unit for gross proceeds of $1,092,000.  Each unit consists of one share of common stock and one share purchase warrant entitling the holder to acquire one share of common stock at a price of $1.00 per share for a period of five years from the closing of the private placement.  The fair value of the warrants, based on their fair value relative to the common stock issued, was $431,981 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 89.68%, and a risk-free interest rate of 2.11%).  The warrants were exercisable as of March 18, 2011 and any unexercised warrants will expire on March 18, 2016.  The Company completed an evaluation of the warrants issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheets as the instrument’s settlement provisions were fixed-for-fixed.

June 2011 Private Placement

On June 24, 2011, the Company closed a private placement whereby it issued an aggregate of 4,000,000 shares of the Company’s common stock at a purchase price of $0.75 per share, and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, (collectively, the “Warrants”), to purchase an aggregate of 12,000,000 shares of the Company’s common stock, for proceeds to the Company of $3.0 million (the “June 2011 Private Placement”).  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the Warrants in the June Private Placement were approximately $2.79 million.

Pursuant to the terms of the Securities Purchase Agreement, each investor was issued a Series A Warrant, a Series B Warrant and a Series C Warrant, each to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such investor.  The Series A Warrants have an exercise price of $1.20 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and expire on February 21, 2012.  The Series C Warrants have an exercise price of $1.20 per share, vest and are exercisable ratably commencing on the exercise of the Series B Warrants held by each investor and have a term of exercise equal to five years. The Series C Warrants also expire if the Series B Warrants expire unexercised.  On February 21, 2012, the Series B and Series C Warrants expired unexercised.

On June 24, 2011, in connection with the closing of the June 2011 Private Placement, the Company and the Purchasers entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company is required to file a registration statement within 30 days following such closing to register the resale of the common stock and the common stock underlying the Warrants issued in the June 2011 Private Placement.  The failure on the part of the Company to meet the filing deadlines and other requirements set forth in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties, up to a maximum of 9% of the aggregate proceeds of the June 2011 Private Placement.  As of July 31, 2012 the Company was in compliance with the requirements set forth in the Registration Rights Agreement.

In addition, pursuant to the terms of a placement agent agreement entered into with the lead placement agent on June 1, 2011 and amended on June 21, 2011, the Company agreed to pay the lead placement agent and the co-placement agent fees equal to 6% of the aggregate gross proceeds raised in the private placement of $180,000 and reimbursement to the lead placement agent for certain expenses in the amount of $30,000.  The total cash fees of $210,000 paid to the placement agents were recorded as a period expense as of the closing date.  In connection with the agreement, the Company also issued to the placement agents Series A Warrants to purchase 6% of the aggregate common stock issued in the June 2011 Private Placement, or 240,000 shares of common stock.

Allocation of Proceeds

At the Closing Date, the estimated fair value of the Series A and Series C Warrants exceeded the proceeds from the June 2011 Private Placement of $3,000,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the common stock and Series B Warrants issued in the financing.

Common Stock

At the Closing Date, the Company issued 4,000,000 shares of unregistered common stock and recorded the par value of the shares issued of $400 (at par value of $0.0001 per share) with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the common stock.

Derivative Liabilities

The Company accounted for the Series A and C Warrants in accordance with accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock that would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the balance sheet. The Company determined that its Series A and Series C Warrants were ineligible for equity classification as a result of the anti-dilution provisions in the Series A and Series C Warrants that may result in an adjustment to the warrant exercise price.

On the closing date of the June 2011 Private Placement, the derivative liabilities were recorded at an estimated fair value of $3,808,590. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $3,000,000, no net amounts were allocated to the common stock. The $808,590 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the closing date. The Company revalued the derivative liability as of each subsequent balance sheet date, with any changes in the fair value between reporting periods recorded as other income or expense.

On March 28, 2012, the anti-dilution provisions of the Series A Warrants were triggered upon the closing of the Company’s March 2012 registered public offering, which resulted in the reset of the exercise price of the Series A Warrants to the base floor price of $0.50.  The fair value of the derivative liabilities as of March 28, 2012 was $657,604.  The reset of the exercise price to the base floor price caused the anti-dilution provisions to become void as of March 28, 2012 and for future periods.  As a result, on March 28, 2012, the Series A Warrants were reclassified as equity within the Company’s consolidated financial statements, at a fair value of $657,604.

The change in the estimated fair value of the Series A and C Warrants during the period of derivative liability classification resulted in other income (expense) of $4,192,781 and ($1,041,795) for the years ended July 31, 2012 and 2011, respectively. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price and updates to the assumptions used in the option pricing models.

The derivative liabilities were valued as of March 28, 2012 and July 31, 2011, using a Monte Carlo valuation model with the following assumptions:

	March 28, 2012	July 31, 2011
Closing price per share of common stock	0.22	0.93
Exercise price per share	0.50	1.20
Expected volatility	125.0%	91.6%
Risk-free interest rate	1.05%	1.35%
Dividend yield	—	—
Floor price	0.50	0.50
Remaining expected term of underlying securities (years)	4.24	4.90

In addition, as of the valuation dates, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models.  The probability of the Series C Warrant conditional exercise feature was also assessed for the fair values derived as of July 31, 2011.

March 2012 Public Offering

On March 28, 2012, the Company closed its registered public offering of an aggregate of 31,000,000 shares of the Company’s common stock and warrants to purchase an aggregate of 31,000,000 shares of common stock at a purchase price of $0.25 per unit, for gross proceeds to the Company of $7.75 million (the “March 2012 Public Offering”).  On March 23, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for the issuance and sale by the Company of the common stock and warrants in the Public Offering.  After deducting for fees and expenses, the aggregate net proceeds from the March 2012 Public Offering were approximately $7.2 million.

Pursuant to the terms of the Securities Purchase Agreement, at the closing each purchaser was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such purchaser in the Public Offering.  The warrants have an exercise price of $0.35 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance of the warrants, or March 28, 2017.

Pursuant to a Placement Agent Agreement dated January 23, 2012 by and between the Company and Rodman & Renshaw, LLC (“Rodman”), as subsequently amended on March 12, 2012 (as amended, the “Placement Agent Agreement”), Rodman agreed to act as the Company’s placement agent in connection with the Public Offering.  Under the Placement Agent Agreement, the Company agreed to pay Rodman a cash fee equal to 6% of the gross proceeds of the Public Offering, as well as a non-accountable expense allowance equal to 1% of the gross proceeds of the March 2012 Public Offering.  In addition, the Company agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the Public Offering, or warrants to purchase 1,550,000 shares of the Company’s common stock (the “Placement Agent Warrants”).  As permitted under the Placement Agent Agreement, the Company elected to pay 30% of the 5% Placement Agent Warrants directly to Roth Capital Partners, LLC (“Roth”), who acted as financial advisors in the Public Offering, and as a result issued to Rodman a Placement Agent Warrant to purchase 1,085,000 shares of common stock and issued to Roth a Placement Agent Warrant to purchase 465,000 shares of common stock.  The Placement Agent Warrants have substantially the same terms as the warrants issued to the purchasers in the Public Offering, except that such warrants have an exercise price of $0.3125 and shall expire on March 23, 2017.  The fair value of the Placement Agent Warrants was $276,980 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%), and was recorded as an offering cost.  The Placement Agent Warrants and the shares of the Company’s common stock underlying the Placement Agent Warrants have not been registered under the Securities Act of 1933, as amended.

The fair value of the warrants issued in connection with the March 2012 Public Offering to the purchasers, based on their fair value relative to the common stock issued, was $3,206,486 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%).  The Company completed an evaluation of all of the warrants issued in connection with this March 2012 Public Offering and determined the warrants should be classified as equity within the consolidated balance sheet.